UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 79.1%
COMMUNICATIONS—TOWERS 0.8%
Crown Castle International Corp.	31,256	$2,952,129
REAL ESTATE 78.3%
DIVERSIFIED 2.1%
American Assets Trust	108,060	4,521,230
Washington REIT	92,678	2,898,968
		7,420,198
HEALTH CARE 6.7%
HCP	237,265	7,421,649
Healthcare Trust of America, Class A	226,471	7,124,778
Physicians Realty Trust	331,237	6,581,679
Ventas	33,291	2,165,247
		23,293,353
HOTEL 4.4%
Host Hotels & Resorts	480,327	8,962,902
Pebblebrook Hotel Trust	63,859	1,865,321
Sunstone Hotel Investors	299,729	4,594,846
		15,423,069
INDUSTRIALS 3.9%
Prologis	264,649	13,729,990

NET LEASE 5.0%
Four Corners Property Trust	154,071	3,517,441
Gaming and Leisure Properties	113,375	3,788,993
Gramercy Property Trust	132,158	3,475,755
Spirit Realty Capital	649,789	6,582,363
		17,364,552
OFFICE 13.5%
Alexandria Real Estate Equities	55,636	6,148,891
Boston Properties	27,877	3,691,193
Douglas Emmett	153,826	5,906,918
Empire State Realty Trust, Class A	140,822	2,906,566
Highwoods Properties	68,476	3,364,226
Kilroy Realty Corp.	113,950	8,213,516
SL Green Realty Corp.	60,640	6,465,437
Vornado Realty Trust	103,332	10,365,233
		47,061,980

	Number of Shares	Value
RESIDENTIAL 17.8%
APARTMENT 11.1%
Apartment Investment & Management Co.	70,063	$3,107,294
AvalonBay Communities	10,178	1,868,681
Equity Residential	130,997	8,150,634
Essex Property Trust	37,166	8,605,044
Mid-America Apartment Communities	28,291	2,878,326
UDR	396,539	14,378,504
		38,988,483
MANUFACTURED HOME 2.3%
Equity Lifestyle Properties	57,861	4,458,769
Sun Communities	45,334	3,641,680
		8,100,449
SINGLE FAMILY 2.1%
Colony Starwood Homes	215,905	7,329,975

STUDENT HOUSING 2.3%
American Campus Communities	168,126	8,001,116
TOTAL RESIDENTIAL		62,420,023

SELF STORAGE 5.6%
CubeSmart	246,942	6,410,614
Extra Space Storage	72,604	5,401,012
Life Storage	14,463	1,187,702
Public Storage	29,350	6,425,008
		19,424,336

SHOPPING CENTERS 9.6%
COMMUNITY CENTER 2.7%
Brixmor Property Group	178,564	3,831,983
Regency Centers Corp.	86,645	5,752,362
		9,584,345

REGIONAL MALL 6.9%
Simon Property Group	140,269	24,130,476
TOTAL SHOPPING CENTERS		33,714,821

SPECIALTY 9.7%
CyrusOne	141,157	7,265,351
DuPont Fabros Technology	73,339	3,636,881
Equinix	35,069	14,040,575
Lamar Advertising Co., Class A	45,470	3,398,428

	Number of Shares	Value
QTS Realty Trust, Class A	113,535	$5,534,831
		33,876,066
TOTAL REAL ESTATE		273,728,388
TOTAL COMMON STOCK (Identified cost—$194,443,872)		276,680,517

PREFERRED SECURITIES—$25 PAR VALUE 15.2%
BANKS 0.6%
GMAC Capital Trust I, 6.824%, due 2/15/40, Series 2 (TruPS) (FRN)(a)	35,000	890,050
Regions Financial Corp., 6.375%, Series B(b)	40,000	1,100,400
		1,990,450
FINANCIAL—INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375%, Series I(b)	40,000	1,106,400

INDUSTRIALS—CHEMICALS 0.2%
CHS, 6.75%(b)	30,000	839,700

REAL ESTATE 14.1%
DIVERSIFIED 3.6%
Colony NorthStar, 8.50%, Series D(b)	48,850	1,264,726
Colony NorthStar, 8.75%, Series E(b)	59,180	1,557,026
Colony NorthStar, 8.50%, Series F(b)	49,220	1,240,344
DuPont Fabros Technology, 6.625%, Series C(b)	20,000	540,000
EPR Properties, 6.625%, Series F(b)	65,000	1,657,825
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(b)	11,300	567,825
National Retail Properties, 5.70%, Series E(b)	24,000	600,000
Urstadt Biddle Properties, 7.125%, Series F(b)	20,000	516,300
VEREIT, 6.70%, Series F(b)	152,647	3,923,028
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(b)	35,135	922,294
		12,789,368
HOTEL 1.8%
Ashford Hospitality Trust, 7.375%, Series F(b)	43,000	1,059,090
Ashford Hospitality Trust, 7.375%, Series G(b)	25,000	599,000
Chesapeake Lodging Trust, 7.75%, Series A(b)	20,000	502,800
Hersha Hospitality Trust, 6.50%, Series D(b)	23,937	601,776
Hersha Hospitality Trust, 6.50%, Series E(b)	6,886	170,015
LaSalle Hotel Properties, 6.30%, Series J(b)	24,810	610,326
Summit Hotel Properties, 7.875%, Series B(b)	17,000	436,560
Summit Hotel Properties, 6.45%, Series D(b)	26,000	654,290
Sunstone Hotel Investors, 6.95%, Series E(b)	35,000	890,750

	Number of Shares	Value
Sunstone Hotel Investors, 6.45%, Series F(b)	26,825	$674,515
		6,199,122
INDUSTRIALS 1.6%
Monmouth Real Estate Investment Corp., 7.875%, Series B(b)	20,000	507,600
Monmouth Real Estate Investment Corp., 6.125%, Series C(b)	35,000	871,150
PS Business Parks, 5.75%, Series U(b)	40,605	1,032,585
PS Business Parks, 5.70%, Series V(b)	35,000	883,400
PS Business Parks, 5.20%, Series W(b)	20,000	460,000
Rexford Industrial Realty, 5.875%, Series A(b)	41,173	997,210
STAG Industrial, 6.875%, Series C(b)	28,000	728,560
		5,480,505
OFFICE 1.5%
Corporate Office Properties Trust, 7.375%, Series L(b)	28,428	717,523
Equity Commonwealth, 6.50%, Series D(b)	37,000	945,720
SL Green Realty Corp., 6.50%, Series I(b)	64,492	1,644,546
Vornado Realty Trust, 6.625%, Series G(b)	27,000	692,550
Vornado Realty Trust, 6.625%, Series I(b)	30,796	789,609
Vornado Realty Trust, 5.70%, Series K(b)	20,000	509,800
		5,299,748
RESIDENTIAL 1.5%
APARTMENT 0.4%
Apartment Investment & Management Co., 6.875%(b)	23,456	619,473
Blue Rock Residential Growth REIT, 8.25%, Series A(b)	34,725	902,850
		1,522,323
MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 6.75%, Series C(b)	38,971	997,268
UMH Properties, 8.00%, Series B(b)	20,000	538,300
		1,535,568
SINGLE FAMILY 0.7%
American Homes 4 Rent, 5.50%, Series C(b)	30,000	861,000
American Homes 4 Rent, 6.50%, Series D(b)	26,825	717,301
American Homes 4 Rent, 6.35%, Series E(b)	28,000	716,800
		2,295,101
TOTAL RESIDENTIAL		5,352,992

	Number of Shares	Value
SHOPPING CENTERS 3.4%
COMMUNITY CENTER 1.8%
Cedar Realty Trust, 7.25%, Series B(b)	46,000	$1,141,260
DDR Corp., 6.50%, Series J(b)	80,000	2,012,000
DDR Corp., 6.25%, Series K(b)	102,362	2,579,522
Washington Prime Group, 7.50%, Series H(b)	19,000	474,810
		6,207,592
REGIONAL MALL 1.6%
GGP, 6.375%, Series A(b)	50,000	1,295,000
Pennsylvania REIT, 8.25%, Series A(b)	25,000	629,000
Pennsylvania REIT, 7.20%, Series C(b)	39,050	1,043,026
Taubman Centers, 6.50%, Series J(b)	33,470	849,469
Taubman Centers, 6.25%, Series K(b)	71,351	1,783,061
		5,599,556
TOTAL SHOPPING CENTERS		11,807,148

SPECIALTY 0.7%
Digital Realty Trust, 7.375%, Series H(b)	38,000	1,045,000
Digital Realty Trust, 6.35%, Series I(b)	50,000	1,334,000
		2,379,000
TOTAL REAL ESTATE		49,307,883
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$51,139,208)		53,244,433

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 3.2%
BANKS 0.9%
Bank of America Corp., 6.30%, Series DD(b)	$1,340,000		1,460,600
Bank of America Corp., 6.50%, Series Z(b)	1,000,000		1,092,500
Farm Credit Bank of Texas, 10.00%, Series I(b)	500	†	613,750
			3,166,850
BANKS—FOREIGN 1.3%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(b)	400,000		420,330
Barclays PLC, 8.25% (United Kingdom)(b)	1,000,000		1,053,470
BNP Paribas SA, 7.625%, 144A (France)(b),(c)	400,000		426,000
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(b),(c)	700,000		760,239

	Principal Amount	Value
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)(b)	$900,000	$940,500
UBS Group AG, 6.875% (Switzerland)(b)	600,000	624,750
UBS Group AG, 7.125% (Switzerland)(b)	400,000	418,350
		4,643,639
INSURANCE—PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	606,000	662,055

REAL ESTATE 0.4%
DIVERSIFIED 0.3%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(c)	1,000,000	1,042,500

SPECIALTY 0.1%
Equinix, 5.375%, due 5/15/27	500,000	517,500
TOTAL REAL ESTATE		1,560,000

TELECOMMUNICATION 0.4%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22	1,250,000	1,287,500
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,738,352)		11,320,044

		Number of Shares
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(d)		5,100,000	5,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,100,000)			5,100,000
TOTAL INVESTMENTS (Identified cost—$261,421,432)	99.0%		346,344,994
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		3,361,574
NET ASSETS (Equivalent to $13.38 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$349,706,568

Glossary of Portfolio Abbreviations

FRN                                                                                                             Floating Rate Note

REIT                                                                                                        Real Estate Investment Trust

TruPS                                                                                                     Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Variable rate. Rate shown is in effect at March 31, 2017.

(b)         Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $2,228,739 or 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)         Rate quoted represents the annualized seven-day yield of the fund.

†                 Represents shares.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$276,680,517	$276,680,517	$—	$—
Preferred Securities — $25 Par Value	53,244,433	53,244,433	—	—
Preferred Securities — Capital Securities	11,320,044	—	11,320,044	—
Short-Term Investments	5,100,000	—	5,100,000	—
Total Investments(a)	$346,344,994	$329,924,950	$16,420,044	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$261,421,432
Gross unrealized appreciation	$86,342,527
Gross unrealized depreciation	(1,418,965)
Net unrealized appreciation (depreciation)	$84,923,562

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017